SCHEDULE OF OTHER EXPENSES (Details) - CAD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Notes and other explanatory information [abstract]
Share issue costs	$ 2,412,431
Write off of accounts (payable) receivable	15,217	(24,473)
Other	(200)	23
Total Other expenses	$ 2,427,448	$ (24,450)